Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 700,000.00
Previously Paid Amount	0.00
Total Fee Amount	60.90
Total Offset Amount	0.00
Net Fee	60.90
Narrative - Max Aggregate Offering Price	$ 700,000.00
Final Prospectus	true